Cover	Jun. 22, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Cryomass Technologies Inc. (formally known as Andina Gold Corp., the “Company”) with the Securities and Exchange Commission (“SEC”) on June 28, 2021 (the “June Form 8-K”). The June Form 8-K reported under Item 2.01 that the Company entered into an asset purchase agreement (the “Purchase Agreement”) with Cryocann USA Corp, a California corporation (“Cryocann”), pursuant to which Company acquired substantially all the assets of Cryocann, (the “Acquisition”). The Acquisition was consummated on June 23, 2021.
Document Period End Date	Jun. 22, 2021
Entity File Number	000-56155
Entity Registrant Name	Cryomass Technologies Inc
Entity Central Index Key	0001533030
Entity Tax Identification Number	82-5051728
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1001 Bannock Street
Entity Address, Address Line Two	Suite 612
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80204
City Area Code	303
Local Phone Number	222-8092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false